EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ (1,057,849)
Return of the plan assets	163,148	R$ 59,692	R$ 64,128
Fair value of plan assets at the end of the year	(1,138,592)	(1,057,849)
Plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	3,568,934	3,456,613	3,292,890
Return of the plan assets	163,148	165,908	169,304
Contributions from sponsors	162,650	197,828	111,450
Settlement	(493,781)	(64,868)	(51,469)
Payment of benefits	(309,817)	(318,198)	(335,471)
Remeasurement	386,767	(253,301)	232,214
Assets held for sale			(73,127)
Exchange Variance	178,990	384,952	110,822
Fair value of plan assets at the end of the year	3,656,891	3,568,934	R$ 3,456,613
Value of shares included in fair value of plan assets	R$ 10,221	R$ 3,427